Property and Equipment, net (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Property and Equipment, net
Less: accumulated depreciation	$ (122,019)	$ (105,798)
Total property and equipment, net	202,396	218,617
Total property and equipment	324,415	324,415
Computers and electronic equipment [Member]
Total property and equipment	55,532	55,532
Furniture and fixtures [Member]
Total property and equipment	91,018	91,018
Leasehold improvements [Member]
Total property and equipment	$ 177,865	$ 177,865